Income Taxes	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Income Taxes
1)	Income Taxes
For interim financial reporting, the Company estimates its annual effective tax rate based on the projected income for its entire fiscal year and records a provision (benefit) for income taxes on a quarterly basis based on the estimated annual effective income tax rate. The Com pan
y’s effective tax rate from continuing operations was 0.0% and 0.25% for the three months ended March 31, 2023 and 2022 respectively. The Company recognized tax expense of $0 for the three months ended March 31, 2023 and a tax benefit of $3,500 for the three months ended March 31, 2022.

14.	Income Taxes
The components of (loss) income before income taxes are as follows:

	Year Ended December 31,
	2022	2021
Domestic	(10,222,781)	$978,993
Foreign	(2,939,936)	(9,189,502)

Total	(13,162,717)	$(8,210,509)

	Year Ended December 31,
Components of Tax Expense	2022	2021
Current — Federal	$3,000	$16,761
Current — State	(42,000)	66,306

Total current	(39,000)	83,067

Deferred — Federal	$(1,984,000)	$(1,000)
Deferred — State	(639,000)	—
Deferred — Foreign	(1,603,000)	—
Change in Valuation Allowance	4,191,000	—

Total deferred	(35,000)	(1,000)

(Benefit from) provision for income taxes	$(74,000)	$82,067

Effective income tax rate	0.56%	(1.01)%

The effective tax rate of the Company’s provision (benefit) for income taxes differs from the federal statutory rate for the years ended December 31, 2022 and 2021 as follows:

	Year Ended December 31,
	2022	2021
Tax computed at federal statutory rate	21.00%	21.00%
State Tax Provision/(Benefit) net of federal benefit	4.86%	(0.73)%
Earnings in jurisdictions taxed at rates different from the statutory U.S. federal tax rate	0.36%	4.43%
Permanent differences	(1.91)%	2.19%
Return to Provision	8.83%	—%
Foreign tax credits	—%	2.16%
Change in valuation allowance	(31.84)%	(30.06)%
Warrants issued on conversion	(0.74)%	—%
Income Tax Provision/(Benefit)	0.56%	(1.01)%
The effective income tax rate is based upon the income for the year, the composition of the income in Korea, and adjustments, if any, for the potential tax consequences, benefits or resolutions of audits or other tax contingencies. The corporate income tax rate in Korea is more than our income tax rate in the United States. Our effective tax rate for the fiscal years 2022 and 2021 differed from the U.S. Federal statutory rate of 21.0% primarily due to our composition of Korean earnings.
Deferred income taxes reflect the net tax effects of (a) temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes, and (b) operating losses and tax credit carryforwards. Significant components of deferred tax assets (liabilities) at December 31, 2022 and 2021 are as follows:

	December 31,
	2022	2021
Deferred tax assets
Federal Net Operating Loss	964,000	$9,000
State Net Operating Loss	297,000	—
Foreign Net Operating Loss	24,965,000	27,414,000
Foreign Tax Credits	379,000	428,000
Foreign Accruals	936,000	—
Accruals	615,000	43,000
Capitalized Start up Costs	209,000	—
Capitalized Section 174 R&D	437,000	—
Right of Use Operating Lease ASC 842	1,183,000	—

Total deferred tax assets	29,985,000	27,894,000

Deferred tax liabilities
Right of Use Operating Lease ASC 842	(1,030,000)	—
Depreciation	(88,000)	(87,000)

Total deferred tax liabilities	(1,118,000)	(87,000)

Total net deferred tax assets	28,867,000	27,807,000
Less: valuation allowance	(28,867,000)	(27,842,000)

Net deferred tax assets	—	$(35,000)

Deferred income taxes reflect future tax effects of temporary differences between the tax and financial reporting basis of the Corporation’s assets and liabilities measured using enacted tax laws and statutory tax rates applicable to the periods when the temporary differences will affect taxable income. When necessary, deferred tax assets are reduced by a valuation allowance, if based on the weight of available positive and negative evidence, it is more likely than not that some portion or all the deferred tax assets will not be realized. As of December 31, 2022 and 2021, the Company has $28.9 million and $27.8 million, respectively, in valuation allowance against its deferred tax assets.
The Company decreased its valuation allowance by $3.2 million due to currency fluctuations on foreign net operating losses.
At December 31, 2022, the Company has U.S net operating losses (“NOL”) carryforwards of $4.6 million, with an indefinite carryforward, state NOL carryforwards of $4.3 million and Korean NOL carryforwards of $99.9 million which will expire at various dates beginning in 2025.
The Korean NOLs are historical NOLs generated in years prior to the acquisition that stay with the corporate entity. NOLs generated prior to 2020 have a 10 year carryover, and NOLs generated in years 2020 and later have a 15 year carryforward.
Under Sections 382 and 383 of the Internal Revenue Code of 1986, as amended, or the Code, if a corporation undergoes an “ownership change,” the corporation’s ability to use its pre-change
net operating loss carryforwards and other
pre-change
tax attributes to offset its post-change income and taxes may be limited. In general, an “ownership change” generally occurs if there is a cumulative change in the Company’s ownership by
“5-percent
shareholders” that exceeds 50 percentage points over a rolling three-year period. The Company had an ownership change within the meaning of IRC Sec 382 in May of 2022. The Company has not performed an analysis to determine the annual limitation of the use of the U.S. NOLs going forward.
As of December 31, 2022, we have not provided taxes on undistributed earnings of our foreign subsidiaries, which may be subject to foreign withholding taxes upon repatriation, as we consider these earnings indefinitely reinvested. Our indefinite reinvestment determination is based on the future operational and capital requirements of our domestic and foreign operations. We expect our international cash and cash equivalents and marketable securities will continue to be used for our foreign operations and therefore do not anticipate repatriating these funds. As of December 31, 2022, it is not practical to calculate the unrecognized deferred tax liability on these earnings due to the complexities of the utilization of foreign tax credits and other tax assets.
Uncertain Tax Positions
ASC 740 prescribes the accounting for uncertainty in income taxes recognized in the financial statements. We regularly assess the outcome of potential examinations in each of the taxing jurisdictions when determining the adequacy of the amount of unrecognized tax benefit recorded. We recognize tax benefits from uncertain tax positions only if it more likely than not that the tax position will be sustained on examination by the taxing authorities, based on the technical merits of the position. The tax benefits recognized in the financial statements from such positions are then measured based on the largest benefit which is more likely than not to be realized upon ultimate settlement. As of December 31, 2022 the company has no uncertain tax positions.
The Company files income tax returns in the U.S., Korea and various state jurisdictions. The Company is not currently under audit for the open years 2019 through 2022 in the U.S. federal and state tax jurisdictions and 2017 through 2022 in Korea. Carryforward attributes that were generated in earlier periods remain subject to examination to the extent the year in which they were used or will be used remains open for examination.